Annual Fund Operating Expenses	Dec. 08, 2025
Westwood Enhanced Income Opportunity ETF | Westwood Enhanced Income Opportunity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.79%	[1]
Westwood Enhanced Multi-Asset Income ETF | Westwood Enhanced Multi-Asset Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%	[3]
Other Expenses (as a percentage of Assets):	0.00%	[3],[4]
Expenses (as a percentage of Assets)	0.79%	[3]
Westwood Enhanced Alternative Income ETF | Westwood Enhanced Alternative Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[5]
Other Expenses (as a percentage of Assets):	0.00%	[5],[6]
Expenses (as a percentage of Assets)	0.99%	[5]

[1]	The Fund’s adviser will pay all expenses incurred by the Fund (except for management fees) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The Fund’s adviser will pay all expenses incurred by the Fund (except for management fees) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and litigation expenses, and other non-routine or extraordinary expenses.
[4]	Based on estimated amounts for the current fiscal year.
[5]	The Fund’s adviser will pay all expenses incurred by the Fund (except for management fees) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and litigation expenses, and other non-routine or extraordinary expenses.
[6]	Based on estimated amounts for the current fiscal year.